Commitments and Contingencies - Summary of Company's Commitments and Contractual Obligations (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Term loan, 2020	$ 3,743
Term loan, 2021	3,007
Operating lease obligations, Total	380
Operating lease obligations, 2020	34
Operating lease obligations, 2021 - 2022	284
Operating lease obligations, 2023 - 2024	62
Operating lease obligations,Thereafter	0
Manufacturing and service contracts, Total	7,622
Manufacturing and service contracts, 2020	6,238
Manufacturing and service contracts, 2021 - 2022	1,384
Manufacturing and service contracts, 2023 - 2024	0
Manufacturing and service contracts, Thereafter	0
Term loan, Total	6,856
Term loan, 2020	106
Term loan, 2021 - 2022	6,750
Term loan, 2023 - 2024,	0
Term loan, Thereafter	0
Contractual Obligation, Total	14,858
Contractual Obligation, 2020	6,378
Contractual Obligation, 2021 - 2022	8,418
Contractual Obligation, 2023 - 2024	62
Contractual Obligation, Thereafter	$ 0
Predecessor Company
Operating lease obligations, 2020		$ 544
Term loan, 2020		401
Manufacturing and service contracts, 2020		926
Operating lease obligations, 2021		560
Term loan, 2021		3,743
Manufacturing and service contracts, 2021		5,805
Operating lease obligations, 2022		577
Term loan, 2022		3,007
Operating lease obligations, 2023		247
Operating lease obligations, Total		1,928
Manufacturing and service contracts, Total		6,731
Term loan, Total		$ 7,151